Risk Management Policy (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Significant Changes in Gross Carrying Amount of Loans to Customers

The tables below present information about the significant changes in the gross carrying amount of loans to customers during the period that contributed to changes in the allowance for impairment losses during the years ended 31 December 2022 and 2023:

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	POCI	Total
Loans to customers at amortized cost

Gross carrying amount as at 1 January 2022	2,407,687	29,831	135,635	-	2,573,153

Changes in the gross carrying amount
- Transfer to Stage 1	8,927	(3,094)	(5,833)	-	-
- Transfer to Stage 2	(46,924)	47,497	(573)	-	-
- Transfer to Stage 3	(157,484)	(19,421)	176,905	-	-
New loans to customers originated or purchased	2,422,809	-	-	4,754	2,427,563
Loans to customers that have been repaid or derecognized	(1,576,118)	(13,879)	(29,049)	-	(1,619,046)
Write-offs	-	-	(64,231)	-	(64,231)
Recovery from off-balance loans to customers	-	-	52,060	-	52,060
Other changes	-	-	13	-	13

Gross carrying amount as at 31 December 2022	3,058,897	40,934	264,927	4,754	3,369,512

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	POCI	Total
Loans to customers at amortized cost

Gross carrying amount as at 1 January 2023	3,058,897	40,934	264,927	4,754	3,369,512

Changes in the gross carrying amount
- Transfer to Stage 1	32,712	(4,991)	(27,721)	-
- Transfer to Stage 2	(58,058)	66,931	(8,873)	-
- Transfer to Stage 3	(194,471)	(19,322)	213,793	-
New loans to customers originated or purchased	3,413,069	-	-	9,553	3,422,622
Loans to customers that have been repaid or derecognized	(2,203,671)	(27,748)	(15,305)	(3,803)	(2,250,527)
Write-offs	-	-	(82,959)	-	(82,959)
Recovery from off-balance loans to customers	-	-	19,844	-	19,844
Other changes	-	-	(3)	-	(3)

Gross carrying amount as at 31 December 2023	4,048,478	55,804	363,703	10,504	4,478,489

Schedule of Internal Rating Model to Classify Individually Significant Loans to Customers in Different Risk Categories

The Group uses an internal rating model to classify individually significant loans to customers in different risk categories:

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	POCI	Total
Loans to customers that are individually assessed for impairment
Grades: Low to fair risk	8,119	-	-	-	8,119
Grade: Impaired	-	-	6,636	-	6,636
Loans to customers that are collectively assessed for impairment	3,050,778	40,934	258,291	4,754	3,354,757

Total gross carrying amount	3,058,897	40,934	264,927	4,754	3,369,512
Allowance for impairment losses	(67,604)	(11,785)	(135,313)	-	(214,702)
Carrying amount as at 31 December 2022	2,991,293	29,149	129,614	4,754	3,154,810

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	POCI	Total
Loans to customers that are individually assessed for impairment
Grades: Low to fair risk	5,669	-	-	-	5,669
Grade: Impaired	-	-	6,718	-	6,718
Loans to customers that are collectively assessed for impairment	4,042,809	55,804	356,985	10,504	4,466,102

Total gross carrying amount	4,048,478	55,804	363,703	10,504	4,478,489
Allowance for impairment losses	(59,939)	(16,290)	(166,042)	(261)	(242,532)
Carrying amount as at 31 December 2023	3,988,539	39,514	197,661	10,243	4,235,957

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total
Due from banks
High grade (A- and higher)	17,052	-	-	17,052
Investment grade (BBB+ - BBB-)	7,799	-	-	7,799
Not rated	823	-	-	823

Total gross carrying amount	25,674	-	-	25,674
Allowance for impairment losses	(6)	-	-	(6)
Carrying amount as at 31 December 2022	25,668	-	-	25,668

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total
Due from banks
High grade (A- and higher)	29,652	-	-	29,652
Investment grade (BBB+ - BBB-)	1,031	-	-	1,031
Investment grade (BB+ - B-)	6	-		6

Total gross carrying amount	30,689	-	-	30,689
Allowance for impairment losses	(6)	-	-	(6)
Carrying amount as at 31 December 2023	30,683	-	-	30,683

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total
Investment debt securities
High grade (A- and higher)	558	-	-	558
Investment grade (BBB+ - BBB-)	1,070,752	-	-	1,070,752
Non-Investment grade (BB+ - B-)	2,393	-	-	2,393
Not rated	-	2,252	-	2,252
Сarrying amount as at 31 December 2022	1,073,703	2,252	-	1,075,955

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total
Investment debt securities
High grade (A- and higher)	33,681	-	-	33,681
Investment grade (BBB+ - BBB-)	1,335,500	-	-	1,335,500
Non-Investment grade (BB+ - B-)	4,037	-	-	4,037
Not rated	-	2,322	1,188	3,510
Сarrying amount as at 31 December 2023	1,373,218	2,322	1,188	1,376,728

Summary of External Credit Ratings

Financial assets, other than loans to customers and other financial assets, are graded according to their external credit ratings issued by an international rating agencies, such as Standard and Poor’s, Fitch and Moody’s Investors Services. The highest possible rating is AAA.

	A- and higher	BBB+ to BBB-	BB+ to B-	CCC+ and lower	Not rated	Total
Gross carrying value:
31 December 2022
Cash and cash equivalents, excluding cash on hand	197,445	234,998	-	-	3,151	435,594
Mandatory cash balances with NBRK	-	42,917	-	-	-	42,917
Due from banks	17,052	7,799	-	-	823	25,674
Investment securities and derivatives	558	1,071,110	2,401	-	2,942	1,077,011

31 December 2023
Cash and cash equivalents, excluding cash on hand	341,639	205,881	8,323	-	5,007	560,850
Mandatory cash balances with NBRK	-	47,110	-	-	-	47,110
Due from banks	29,652	1,031	6	-	-	30,689
Investment securities and derivatives	33,702	1,336,627	4,048	-	4,803	1,379,180

Summary of financial assets and liabilities liquidity and interest rate risks

An analysis of the financial assets and liabilities liquidity and interest rate risks is presented in the following table on discounted basis:

	Up to 1 month	1 month to 3 months	3 months to 1 year	1 year to 5 years	Over 5 years	2022 Total
Cash and cash equivalents	246,442	85,596	-	-	-	332,038
Due from banks	798	2,200	22,670	-	-	25,668
Investment securities	551,634	34,367	152,450	323,882	13,622	1,075,955
Loans to customers	320,313	441,337	1,305,181	955,362	132,617	3,154,810
Total interest bearing financial assets	1,119,187	563,500	1,480,301	1,279,244	146,239	4,588,471

Cash and cash equivalents	283,322	-	-	-	-	283,322
Mandatory cash balances with National Bank of the Republic of Kazakhstan	42,917	-	-	-	-	42,917
Derivative financial assets	30	-	-	-	-	30
Investment securities	253	-	-	-	34	287
Other financial assets	57,750	-	-	-	-	57,750
Total non-interest bearing financial assets	384,272	-	-	-	34	384,306
Total financial assets	1,503,459	563,500	1,480,302	1,279,244	146,273	4,972,778

Due to banks	16,432	-	-	-	-	16,432
Customer accounts	246,255	501,096	2,038,759	331,734	6,147	3,123,991
Debt securities issued	44,913	-	-	95,465	-	140,378
Subordinated debt	3,252	5,249	17	59,090	-	67,608
Total interest bearing financial liabilities	310,852	506,345	2,038,776	486,289	6,147	3,348,409

Customer accounts	876,699	-	-	-	-	876,699
Derivative financial liabilities	3	144	-	-	-	147
Other financial liabilities	35,297	143	-	-	-	35,440
Total non-interest bearing financial liabilities	911,999	287	-	-	-	912,286
Total financial liabilities	1,222,851	506,632	2,038,776	486,289	6,147	4,260,695
Guarantees issued and similar commitments	170	349	45	4,627	-	5,191
Total financial liabilities and commitments	1,223,021	506,981	2,038,821	490,916	6,147	4,265,886
Liquidity surplus/ (gap)	280,438	56,519	(558,519)	788,328	140,126
Cumulative liquidity surplus/(gap)	280,438	336,957	(221,562)	566,766	706,892

Interest sensitivity surplus/ (gap)	808,335	57,155	(558,475)	792,955	140,092
Cumulative interest sensitivity surplus/ (gap)	808,335	865,490	307,015	1,099,970	1,240,062

	Up to 1 month	1 month to 3 months	3 months to 1 year	1 year to 5 years	Over 5 years	2023 Total
Cash and cash equivalents	331,907	77,388	-	-	-	409,295
Due from banks	896	1,614	25,894	2,279	-	30,683
Investment securities	371,756	54,521	108,440	629,089	212,922	1,376,728
Loans to customers	411,868	590,174	1,727,068	1,333,853	172,994	4,235,957
Total interest bearing financial assets	1,116,427	723,697	1,861,402	1,965,221	385,916	6,052,663

Cash and cash equivalents	411,171	-	-	-	-	411,171
Mandatory cash balances with National Bank of the Republic of Kazakhstan	47,110	-	-	-	-	47,110
Derivative financial assets	37	605	-	-	-	642
Investment securities	368	-	-	-	34	402
Other financial assets	41,534	-	-	-	-	41,534
Total non-interest bearing financial assets	500,220	605	-	-	34	500,859
Total financial assets	1,616,647	724,302	1,861,402	1,965,221	385,950	6,553,522

Due to banks	154	-	-	-	-	154
Customer accounts	364,505	851,492	3,081,866	64,056	5,918	4,367,837
Debt securities issued	50,481	-	-	48,987	-	99,468
Subordinated debt	3,257	-	18	59,094	-	62,369
Total interest bearing financial liabilities	418,397	851,492	3,081,884	172,137	5,918	4,529,828
Customer accounts	1,073,619	-	-	-	-	1,073,619
Derivative financial liabilities	187	532	-	446	-	1,165
Other financial liabilities	68,721	-	-	-	-	68,721
Total non-interest bearing financial liabilities	1,142,527	532	-	446	-	1,143,505
Total financial liabilities	1,560,924	852,024	3,081,884	172,583	5,918	5,673,333
Guarantees issued and similar commitments	457	100	-	4,546		5,103
Total financial liabilities and commitments	1,561,381	852,124	3,081,884	177,129	5,918	5,678,436
Liquidity surplus/ (gap)	55,266	(127,822)	(1,220,482)	1,788,092	380,032
Cumulative liquidity surplus/ (gap)	55,266	(72,556)	(1,293,038)	495,054	875,086

Interest sensitivity surplus/ (gap)	698,030	(127,795)	(1,220,482)	1,793,084	379,998
Cumulative interest sensitivity surplus/ (gap)	698,030	570,235	(650,247)	1,142,837	1,522,835

Schedule of Foreign Currency Exchange Rate Risk

The Group’s exposure to foreign currency exchange rate risk is presented in the table below:

	Tenge	USD 1 USD = KZT 462.65	EUR EUR 1 = KZT 492.86	Other currency	2022 Total
Non-derivative financial assets
Total non-derivative financial assets	4,411,208	514,781	25,753	6,371	4,958,113

Non-derivative financial liabilities
Total non-derivative financial liabilities	3,743,473	499,768	7,403	2,706	4,253,350

NET POSITION ON NON- DERIVATIVE FINANCIAL INSTRUMENTS	667,735	15,013	18,350	3,665

Derivative financial instruments
Accounts payable on spot and derivative contracts	(33,894)	(55,518)	(17,250)	(4,581)	(111,243)
Accounts receivable on spot and derivative contracts	50,898	55,419	-	4,604	110,921
NET POSITION ON DERIVATIVE FINANCIAL INSTRUMENTS	17,004	(99)	(17,250)	23	(322)

NET POSITION	684,739	14,914	1,100	3,688

	Tenge	USD 1 USD = KZT 454.56	EUR EUR 1 = KZT 502.24	Other currency	2023 Total
Non-derivative financial assets
Total non-derivative financial assets	6,021,554	499,951	24,629	6,746	6,552,880

Non-derivative financial liabilities
Total non-derivative financial liabilities	5,188,795	474,723	6,634	2,016	5,672,168

NET POSITION ON NON- DERIVATIVE FINANCIAL INSTRUMENTS	832,759	25,228	17,995	4,730

Derivative financial instruments
Accounts payable on spot and derivative contracts	(70,704)	(93,313)	(16,574)	-	(180,591)
Accounts receivable on spot and derivative contracts	94,070	83,917	-	1,165	179,152
NET POSITION ON DERIVATIVE FINANCIAL INSTRUMENTS	23,366	(9,396)	(16,574)	1,165	(1,439)

NET POSITION	856,125	15,832	1,421	5,895

Loans to Customers
Disclosure of detailed information about financial instruments [line items]
Significant Changes in Gross Carrying Amount of Loans to Customers	The following tables refer to modified loans to customers where modification does not result in derecognition.

Loans to customers (with allowance for impairment losses based on lifetime ECL) modified during the years ended 31 December 2022 and 2023:

	2022	2023
Gross carrying amount of loans to customers that are impaired after modification but not NPL as at 1 January	12,021	27,899
Gross carrying amount of modified loans to customers within period	54,035	109,386
Loans to customers transferred to non impaired category (cured loans)	(21,043)	(42,268)
Loans to customers transferred to NPL	(12,789)	(17,435)
Repaid loans to customers	(4,325)	(9,553)
Gross carrying amount of loans to customers that are impaired after modification but not NPL as at 31 December	27,899	68,029